AMERICAN STOCK EXCHANGE®
Equities Options ETFs

CERT AMX

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

May 1, 2008

08015782

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on January 28, 2008 the American Stock Exchange LLC (the "Exchange") received from ProShares Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, no par value, of the following investment portfolios:

UltraShort Lehman Brothers 7-10 Year U.S. Treasury ProShares
UltraShort Lehman Brothers 20+ Year U.S. Treasury ProShares

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
MAY 0 2 2008
THOMSON REUTERS

cc: Herbert Scholl

END